Related party balances and transactions - Revenues (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party balances and transactions
Revenues, related parties	¥ 1,420,514	¥ 1,005,856	¥ 2,517,732	¥ 2,023,753	¥ 1,738,654
Sales of goods
Related party balances and transactions
Revenues, related parties	1,018,256	613,655	1,663,076	1,466,340	1,275,777
Automotive computing platform
Related party balances and transactions
Revenues, related parties	1,013,860	603,112	1,651,512	1,410,566	1,231,429
SoC Core Modules
Related party balances and transactions
Revenues, related parties	140	22	77
Automotive merchandise and other products
Related party balances and transactions
Revenues, related parties	4,256	10,521	11,487	55,774	44,348
Software license
Related party balances and transactions
Revenues, related parties	164,995	15,481	133,450	24,788	18,168
Service
Related party balances and transactions
Revenues, related parties	237,263	376,720	721,206	532,625	444,709
Automotive computing Platform - Design and development service
Related party balances and transactions
Revenues, related parties	119,291	241,090	466,747	306,027	251,471
Connectivity service
Related party balances and transactions
Revenues, related parties	99,254	107,752	212,406	187,781	172,490
Other services
Related party balances and transactions
Revenues, related parties	¥ 18,718	¥ 27,878	¥ 42,053	¥ 38,817	¥ 20,748